Contractual charter revenue (Tables)	12 Months Ended
Dec. 31, 2013
Contractual charter revenue [Abstract]
Minimum Future Time Charter Revenues
The minimum future revenues to be received from time charters in place as of December 31, 2013 (before Ardmore’s share of profit / loss under the time charter participation and assuming no offhire) which are accounted for as operating leases is as follows:

As at
Dec 31,2013
2014	22,361,045
2015	1,032,857

Time Charter Lease Agreements
As of December 31, 2013, seven of Ardmore’s vessels are part of time charter agreements. The leases expire as follows:

Name	Lease expiry	Lease option
Ardmore Seavaliant	Feb, 2014	No
Ardmore Seaventure	Jun, 2014	No
Ardmore Seatrader	Aug, 2014	Yes
Ardmore Seamaster	Jul, 2014	Yes
Ardmore Seafarer	Jul, 2014	Yes
Ardmore Seavantage	Jan, 2015	Yes
Ardmore Seavanguard	Feb, 2015	Yes